Intangible assets, net (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible assets, net
Less: accumulated amortization	¥ (70,656)	¥ (58,648)	¥ (38,718)
Intangible assets, net	38,839	44,861	31,122
Software
Intangible assets, net
Intangible assets	¥ 109,495	¥ 103,509	¥ 69,840